DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DEBT
Summary of debt obligations

	June 30,	December 31,
	2023	2022
Face value of convertible debenture	$3,450	$3,450
Less: principal converted to common shares	(60)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	1,277	1,086
Total convertible debt	3,144	2,953

Face value of Centurion debenture	11,000	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	626	476
Less: net debt issuance costs	(308)	(386)
Total Centurion debt	10,114	9,886
Total debt	13,258	12,839
Less: current portion of debt	(2,620)	(965)
Long-term debt	$10,638	$11,874

As of December 31, 2022 and 2021, the Company’s debt obligations are summarized as follows (stated in thousands):

	December 31,	December 31,
	2022	2021
Paycheck Protection Program loan	$—	$1,687
Total	—	1,687

Face value of convertible debenture	3,450	3,450
Less: principal converted to common shares	(60)	(60)
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	1,086	705
Total convertible debt	2,953	2,572

Face value of Centurion debenture	11,000	11,000
Less: deemed fair value ascribed to warrants	(1,204)	(1,204)
Plus: accretion of implied interest	476	176
Less: net debt issuance costs	(386)	(547)
Total Centurion debt	9,886	9,425
Total debt	12,839	13,684
Less: current portion of debt	(965)	(515)
Long-term debt	$11,874	$13,169

Schedule of accretion expense and interest expense related to debt obligations

The following table depicts accretion expense and interest expense (excluding debt issuance cost amortization) related to the Company’s debt obligations for the three and six months ended June 30, 2023 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Accretion expense
Convertible debenture	$95	$95	$191	$191
Centurion debenture	76	76	150	150
	$171	$171	$341	$341

Debt issuance cost amortization
Centurion debenture	$39	$40	$78	$80

Interest paid
Convertible debenture	$75	$77	$221	$221
Centurion debenture	380	284	756	548
	$455	$361	$977	$769

The following table depicts accretion expense, debt issuance cost amortization and interest expense related to the Company’s debt obligations for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Accretion expense
Convertible debenture	$381	$381
Centurion debenture	300	175
	$681	$556

Debt issuance cost amortization
Centurion debenture	$161	$93

Interest paid
Convertible debenture	$221	$304
Centurion debenture	1,230	456
	$1,451	$760

Schedule of future minimum principal payments

As of June 30, 2023, future minimum principal payments are summarized as follows (in thousands):

	Convertible
	Debt	Debenture
2023	$2,620	$—
2024	770	—
2025	—	11,000
Total	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,204)
Plus: accretion and implied interest	1,277	626
Less: net debt issuance costs	—	(308)
	$3,144	$10,114

As of December 31, 2022, future minimum principal payments are summarized as follows (stated in thousands):

	Convertible
	Debt	Debenture
2023	$965	$—
2024	2,425	—
2025	—	11,000
Total	3,390	11,000
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,204)
Plus: accretion and implied interest	1,086	476
Less: net debt issuance costs	—	(386)
	$2,953	$9,886